UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments:

Putnam VT Global Health Care Fund

The fund's portfolio
9/30/15 (Unaudited)

COMMON STOCKS (98.5%)(a)
			Shares	Value

Biotechnology (29.0%)

Acceleron Pharma, Inc.(NON)			12,300	$306,270

Adaptimmune Therapeutics PLC ADR (United Kingdom)(NON)(S)			5,096	60,999

Alkermes PLC(NON)			10,000	586,700

AMAG Pharmaceuticals, Inc.(NON)(S)			12,010	477,157

Amgen, Inc.			49,555	6,854,446

Amicus Therapeutics, Inc.(NON)(S)			71,428	999,278

Anacor Pharmaceuticals, Inc.(NON)			8,100	953,451

Applied Genetic Technologies Corp.(NON)(S)			33,241	436,787

Bellicum Pharmaceuticals, Inc.(NON)(S)			2,800	40,684

BioCryst Pharmaceuticals, Inc.(NON)			19,600	223,440

Biogen, Inc.(NON)			14,700	4,289,607

BioMarin Pharmaceutical, Inc.(NON)			25,100	2,643,532

Blueprint Medicines Corp.(NON)			9,800	209,132

Catabasis Pharmaceuticals, Inc.(NON)			11,785	95,341

Celgene Corp.(NON)			88,100	9,529,775

Cellectis SA ADR (France)(NON)(S)			3,938	103,806

ChemoCentryx, Inc.(NON)			20,112	121,678

Chiasma, Inc.(NON)			8,100	161,028

China Biologic Products, Inc. (China)(NON)			3,597	323,083

Cidara Therapeutics, Inc.(NON)(S)			9,880	125,674

Circassia Pharmaceuticals PLC (United Kingdom)(NON)			27,007	119,778

Conatus Pharmaceuticals, Inc.(NON)(S)			18,999	84,546

Concert Pharmaceuticals, Inc.(NON)			16,300	305,951

FivePrime Therapeutics, Inc.(NON)(S)			44,303	681,823

Gilead Sciences, Inc.			115,700	11,360,583

Global Blood Therapeutics, Inc.(NON)			4,289	180,824

Grifols SA ADR (Spain)(S)			27,100	823,840

Immune Design Corp.(NON)(S)			22,638	276,184

Inovio Pharmaceuticals, Inc.(NON)(S)			15,600	90,168

Insmed, Inc.(NON)			23,900	443,823

Keryx Biopharmaceuticals, Inc.(NON)(S)			66,700	234,784

Kindred Biosciences, Inc.(NON)			14,094	73,289

Kite Pharma, Inc.(NON)(S)			4,550	253,344

Medivation, Inc.(NON)			19,600	833,000

Merrimack Pharmaceuticals, Inc.(NON)(S)			56,666	482,228

Neuralstem, Inc.(NON)(S)			53,287	65,010

OncoGenex Pharmaceutical, Inc.(NON)			5,000	11,150

Portola Pharmaceuticals, Inc.(NON)(S)			19,831	845,197

PTC Therapeutics, Inc.(NON)(S)			21,851	583,422

Retrophin, Inc.(NON)			46,768	947,520

Sorrento Therapeutics, Inc.(NON)			20,800	174,512

TESARO, Inc.(NON)(S)			52,701	2,113,310

Tokai Pharmaceuticals, Inc.(NON)(S)			6,500	67,275

Trevena, Inc.(NON)			48,557	502,565

Trillium Therapeutics, Inc. (Canada)(NON)			9,868	128,580

Ultragenyx Pharmaceutical, Inc.(NON)			6,474	623,511

uniQure NV (Netherlands)(NON)			29,378	600,780

Verastem, Inc.(NON)(S)			39,114	70,014

Vertex Pharmaceuticals, Inc.(NON)			18,600	1,937,004

Vitae Pharmaceuticals, Inc.(NON)			13,647	150,253

				53,606,136
Food and staples retail (2.5%)

CVS Health Corp.			46,800	4,515,264

				4,515,264
Health-care equipment and supplies (6.1%)

Abbott Laboratories			9,000	361,980

Antares Pharma, Inc.(NON)(S)			72,100	122,570

Baxter International, Inc.			19,200	630,720

Boston Scientific Corp.(NON)			78,500	1,288,185

C.R. Bard, Inc.			10,800	2,012,148

Cooper Cos., Inc. (The)			3,300	491,238

Edwards Lifesciences Corp.(NON)			4,200	597,114

Innocoll AG ADR (Ireland)(NON)			34,845	441,835

Medtronic PLC			49,600	3,320,222

OraSure Technologies, Inc.(NON)			21,300	94,572

Sientra, Inc.(NON)			7,004	71,091

Unilife Corp.(NON)			61,861	60,618

Zimmer Biomet Holdings, Inc.(S)			16,900	1,587,417

Zosano Pharma Corp.(NON)			38,962	154,290

				11,234,000
Health-care providers and services (10.3%)

Aetna, Inc.			29,200	3,194,772

AmerisourceBergen Corp.			17,700	1,681,323

Anthem, Inc.			14,000	1,960,000

China Pioneer Pharma Holdings, Ltd. (China)			215,000	93,322

Cigna Corp.			25,700	3,470,014

Diplomat Pharmacy, Inc.(NON)			6,472	185,941

Express Scripts Holding Co.(NON)			48,110	3,894,986

Fresenius Medical Care AG & Co., KGaA (Germany)			7,813	609,233

HCA Holdings, Inc.(NON)			12,500	967,000

Sinopharm Group Co. (China)			34,800	122,409

UnitedHealth Group, Inc.			20,600	2,389,806

Universal Health Services, Inc. Class B			3,100	386,911

				18,955,717
Health-care technology (—%)

HTG Molecular Diagnostics, Inc.(NON)			9,201	70,112

				70,112
Life sciences tools and services (2.0%)

Agilent Technologies, Inc.			37,900	1,301,107

Morphosys AG (Germany)(NON)			940	62,640

Thermo Fisher Scientific, Inc.			19,300	2,360,004

				3,723,751
Personal products (0.1%)

Synutra International, Inc.(NON)(S)			38,676	183,711

				183,711
Pharmaceuticals (48.5%)

AbbVie, Inc.			88,000	4,788,080

Achaogen, Inc.(NON)(S)			11,900	68,544

Aerie Pharmaceuticals, Inc.(NON)(S)			30,964	549,301

Allergan PLC(NON)			47,701	12,965,607

Aspen Pharmacare Holdings, Ltd. (South Africa)			25,434	540,831

Assembly Biosciences, Inc.(NON)			36,331	347,324

Astellas Pharma, Inc. (Japan)			190,100	2,467,894

AstraZeneca PLC (United Kingdom)			77,447	4,915,046

Aurobindo Pharma, Ltd. (India)			43,911	516,035

Bayer AG (Germany)			21,772	2,782,641

Bristol-Myers Squibb Co.			114,600	6,784,320

Carbylan Therapeutics, Inc.(NON)			59,324	211,787

Cempra, Inc.(NON)(S)			29,843	830,829

Corium International, Inc.(NON)			32,294	301,949

Eli Lilly & Co.			64,400	5,389,636

Endo International PLC(NON)			17,830	1,235,262

Flex Pharma, Inc.(NON)(S)			1,700	20,417

GlaxoSmithKline PLC (United Kingdom)			101,151	1,939,036

Hua Han Bio-Pharmaceutical Holdings, Ltd. (China)(S)			1,000,800	123,633

Jazz Pharmaceuticals PLC(NON)			2,100	278,901

Johnson & Johnson			49,400	4,611,490

Marinus Pharmaceuticals, Inc.(NON)			28,993	241,802

Medicines Co. (The)(NON)			19,600	744,016

Merck & Co., Inc.			89,400	4,415,466

Mylan NV(NON)(S)			54,700	2,202,222

Neos Therapeutics, Inc.(NON)			21,179	444,971

Novartis AG (Switzerland)			55,152	5,080,313

Perrigo Co. PLC			21,200	3,334,124

Pfizer, Inc.			111,603	3,505,450

Roche Holding AG-Genusschein (Switzerland)			10,772	2,847,621

Sanofi (France)			68,381	6,514,360

Shionogi & Co., Ltd. (Japan)			34,100	1,225,738

Shire PLC (United Kingdom)			36,928	2,520,484

Sihuan Pharmaceutical Holdings Group, Ltd. (China)(F)			405,000	230,457

Tetraphase Pharmaceuticals, Inc.(NON)(S)			7,379	55,047

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			33,206	1,874,811

Theravance Biopharma, Inc. (Cayman Islands)(NON)(S)			7,200	79,128

UCB SA (Belgium)			9,164	717,243

Zoetis, Inc.			42,647	1,756,203

ZS Pharma, Inc.(NON)			1,900	124,754

				89,582,773

Total common stocks (cost $128,857,485)				$181,871,464

PREFERRED STOCKS (0.6%)(a)
			Shares	Value

CytomX Therapeutics, Inc. Ser. D, zero % (acquired 6/12/15, cost $883,992)(F)(RES)(NON)			5,959,151	$1,125,672

Total preferred stocks (cost $883,992)				$1,125,672

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Ovid Therapeutics, Inc. 144A Ser. B, 8.00% (acquired 8/13/15, cost $478,414) (Private)(F)(RES)(NON)			76,792	$430,573

Total convertible preferred stocks (cost $478,414)				$430,573

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Neuralstem, Inc. Ser. J (acquired 1/03/14, cost $0.00)(F)(RES)	1/3/19	$3.64	26,644	$—

Total warrants (cost $—)				$—

SHORT-TERM INVESTMENTS (2.1%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.13%(AFF)		Shares	3,691,733	$3,691,733

U.S. Treasury Bills 0.10%, January 14, 2016(SEGSF)			$10,000	10,000

U.S. Treasury Bills 0.03%, October 22, 2015(SEGSF)			100,000	99,998

U.S. Treasury Bills 0.00%, October 8, 2015			10,000	10,000

Total short-term investments (cost $3,811,728)				$3,811,731

TOTAL INVESTMENTS

Total investments (cost $134,031,619)(b)				$187,239,440

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $8,620,134) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Buy	12/16/15	$3,018,692	$3,057,055	$(38,363)
Citibank, N.A.
	Danish Krone	Buy	12/16/15	1,406,626	1,399,600	7,026
Credit Suisse International
	Japanese Yen	Buy	11/18/15	1,435,925	1,388,940	46,985
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/21/15	1,263,228	1,372,045	(108,817)
JPMorgan Chase Bank N.A.
	Swiss Franc	Buy	12/16/15	1,399,154	1,402,494	(3,340)

Total						$(96,509)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through September 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $184,665,719.
(b)	The aggregate identified cost on a tax basis is $134,378,410, resulting in gross unrealized appreciation and depreciation of $62,634,457 and $9,773,427, respectively, or net unrealized appreciation of $52,861,030.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,556,245, or 0.8% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$3,803,052	$31,593,536	$31,704,855	$2,673	$3,691,733
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $137,271 to cover certain derivative contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	79.8%
	United Kingdom	5.1
	Switzerland	4.2
	France	3.5
	Japan	2.0
	Germany	1.8
	Israel	1.0
	China	0.5
	Other	2.1

	Total	100.0%
	⌂Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees.The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $150,520 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $109,999 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer staples	4,698,975	—	—
Health care	143,743,775	33,428,714	—
Total common stocks	148,442,750	33,428,714	—
Convertible preferred stocks	$—	$—	$430,573
Preferred stocks	—	—	1,125,672
Warrants	—	—	—
Short-term investments	3,691,733	119,998	—

Totals by level	$152,134,483	$33,548,712	$1,556,245

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(96,509)	$—

Totals by level	$—	$(96,509)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$—	$—
Foreign exchange contracts	54,011	150,520
Equity contracts	—	—
Interest rate contracts	—	—

Total	$54,011	$150,520

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$8,600,000
Warrants (number of warrants)		27,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Citibank, N.A.	Credit Suisse International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Total

	Assets:
	Forward currency contracts#	$—	$7,026	$46,985	$—	$—	54,011

	Total Assets	$—	$7,026	$46,985	$—	$—	$54,011

	Liabilities:
	Forward currency contracts#	38,363	—	—	108,817	3,340	150,520

	Total Liabilities	$38,363	$—	$—	$108,817	$3,340	$150,520

	Total Financial and Derivative Net Assets	$(38,363)	$7,026	$46,985	$(108,817)	$(3,340)	$(96,509)
	Total collateral received (pledged)##†	$—	$—	$—	$(108,817)	$—
	Net amount	$(38,363)	$7,026	$46,985	$—	$(3,340)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 25, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 25, 2015